Financial Liabilities - 2029 Term Loan - Narrative (Details) - 2029 Term Loans $ in Thousands		12 Months Ended
	May 08, 2024 USD ($)	Dec. 31, 2024 USD ($) item
Debt Instrument [Line Items]
Net proceeds, net of original issuance discount	$ 37,500
Prepayment funding fee	4.00%
Number Of Events in Default | item		0
Debt discounts and issuance costs	$ 2,200
Interest expense		$ 3,520
Remaining unamortized debt discount and debt offering costs		$ 1,962
Contractual term	5 years	4 years 4 months 24 days
On or after the first anniversary
Debt Instrument [Line Items]
Prepayment fee	10.00%
After the second anniversary
Debt Instrument [Line Items]
Prepayment fee	5.00%
After the third anniversary
Debt Instrument [Line Items]
Prepayment fee	0.00%
Ankura Trust Company, LLC
Debt Instrument [Line Items]
Principal Amount	$ 38,700
Stated interest rate	8.00%